Consolidated Balance Sheets		Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 35,885,666	$ 4,585,500	$ 21,362,580
Accounts receivable, net		14,557,523	1,860,172	6,787,330
Amount due from a director		145,166	18,550	992,026
Merchandise inventories, net		1,855,686	237,121
Taxes receivables		395,005	50,474	514,007
Prepayments		5,000	639	95,000
TOTAL CURRENT ASSETS		52,844,046	6,752,456	29,750,943
NON-CURRENT ASSETS
Property and equipment, net				4,868
Right-of-use assets – operating lease				85,477
Deferred initial public offering costs		5,252,768	671,203	3,176,871
Long-term deposits		16,200	2,070	34,200
TOTAL NON-CURRENT ASSETS		5,268,968	673,273	3,301,416
TOTAL ASSETS		58,113,014	7,425,729	33,052,359
CURRENT LIABILITIES
Accounts payable		732,340	93,579	735,528
Accruals		1,018,618	130,160	616,078
Contract liabilities		1,008,415	128,856	1,705,854
Operating lease obligation, current portion				87,972
TOTAL CURRENT LIABILITIES		27,037,713	3,454,901	11,913,852
OTHER LIABILITIES
Operating lease obligation, net of current portion
TOTAL LIABILITIES		27,037,713	3,454,901	11,913,852
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares, US$0.00000625 par value, 8,000,000,000 Ordinary Shares authorized, and 16,000,000 Ordinary Shares issued and outstanding as of March 31, 2022, 2023 and 2024, respectively	[1]	783	100	783
Additional paid-in capital		99,217	12,678	99,217
Retained earnings		30,975,301	3,958,050	21,038,507
TOTAL SHAREHOLDERS’ EQUITY		31,075,301	3,970,828	21,138,507
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		58,113,014	7,425,729	33,052,359
Related Party
CURRENT LIABILITIES
Accounts payable - related party		$ 24,278,340	$ 3,102,306	$ 8,768,420

[1]	Giving retroactive effect to the 160,000-for-1 share split effected on May 10, 2023.